UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21670
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%(1)

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	56,421	$4,171,205
United Technologies Corp.	125,959	10,662,429

		$14,833,634

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	21,598	$1,605,163

		$1,605,163

Auto Components — 1.1%
Johnson Controls, Inc.	169,887	$7,062,203

		$7,062,203

Automobiles — 1.2%
Ford Motor Co.(2)	496,112	$7,397,030

		$7,397,030

Beverages — 3.4%
Coca-Cola Co. (The)	179,960	$11,940,346
PepsiCo, Inc.	146,157	9,413,972

		$21,354,318

Biotechnology — 0.8%
Celgene Corp.(2)	84,362	$4,853,346

		$4,853,346

Capital Markets — 1.4%
Lazard, Ltd., Class A	111,939	$4,654,424
Stifel Financial Corp.(2)	55,461	3,981,545

		$8,635,969

Chemicals — 2.7%
Air Products and Chemicals, Inc.	54,595	$4,923,377
Monsanto Co.	173,565	12,541,807

		$17,465,184

Commercial Banks — 1.7%
KeyCorp	376,543	$3,343,702
PNC Financial Services Group, Inc.	49,540	3,120,525
Wells Fargo & Co.	145,818	4,622,430

		$11,086,657

Communications Equipment — 4.0%
JDS Uniphase Corp.(2)	384,167	$8,006,040
Juniper Networks, Inc.(2)	185,026	7,785,894
QUALCOMM, Inc.	175,477	9,621,404

		$25,413,338

Computers & Peripherals — 6.0%
Apple, Inc.(2)	108,908	$37,948,993

		$37,948,993

Construction & Engineering — 1.5%
Shaw Group, Inc. (The)(2)	273,563	$9,686,866

		$9,686,866

Security	Shares	Value
Consumer Finance — 0.8%
American Express Co.	111,832	$5,054,806

		$5,054,806

Electrical Equipment — 1.8%
Emerson Electric Co.	195,377	$11,415,878

		$11,415,878

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	311,079	$6,417,560

		$6,417,560

Energy Equipment & Services — 3.6%
Rowan Cos., Inc.(2)	133,570	$5,901,122
Schlumberger, Ltd.	135,622	12,648,108
Tidewater, Inc.	77,873	4,660,699

		$23,209,929

Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	118,456	$6,165,635

		$6,165,635

Food Products — 2.0%
Flowers Foods, Inc.	179,914	$4,899,058
Green Mountain Coffee Roasters, Inc.(2)	120,789	7,804,178

		$12,703,236

Health Care Equipment & Supplies — 2.5%
Covidien PLC	76,438	$3,970,190
St. Jude Medical, Inc.	175,333	8,987,570
Varian Medical Systems, Inc.(2)	46,596	3,151,753

		$16,109,513

Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	186,859	$7,392,142
Fresenius Medical Care AG & Co. KGaA ADR	85,981	5,805,437
HCA Holdings, Inc.(2)	196,422	6,652,813
UnitedHealth Group, Inc.	81,287	3,674,173

		$23,524,565

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc., Class A	64,303	$2,287,901
McDonald’s Corp.	133,596	10,165,319

		$12,453,220

Household Durables — 1.3%
Tempur-Pedic International, Inc.(2)	166,408	$8,430,229

		$8,430,229

Industrial Conglomerates — 1.1%
General Electric Co.	363,503	$7,288,235

		$7,288,235

Insurance — 1.2%
Lincoln National Corp.	100,119	$3,007,575
Prudential Financial, Inc.	74,096	4,562,831

		$7,570,406

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(2)	64,262	$11,575,514

		$11,575,514

Security	Shares	Value
Internet Software & Services — 5.5%
Google, Inc., Class A(2)	43,645	$25,585,136
VeriSign, Inc.	255,772	9,261,504

		$34,846,640

IT Services — 5.3%
Accenture PLC, Class A	151,646	$8,335,981
International Business Machines Corp.	156,986	25,599,707

		$33,935,688

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(2)	80,434	$4,468,109

		$4,468,109

Machinery — 2.6%
Danaher Corp.	322,131	$16,718,599

		$16,718,599

Media — 1.0%
IMAX Corp.(2)	70,735	$2,262,105
McGraw-Hill Cos., Inc. (The)	108,638	4,280,337

		$6,542,442

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	90,724	$5,039,718
Goldcorp, Inc.	101,116	5,035,577
Silver Wheaton Corp.	68,627	2,975,667

		$13,050,962

Multiline Retail — 1.5%
Macy’s, Inc.	202,373	$4,909,569
Target Corp.	93,232	4,662,532

		$9,572,101

Oil, Gas & Consumable Fuels — 10.9%
Apache Corp.	43,718	$5,723,561
ConocoPhillips	118,809	9,488,087
Exxon Mobil Corp.	321,901	27,081,531
Hess Corp.	99,962	8,517,762
Peabody Energy Corp.	106,304	7,649,636
Rosetta Resources, Inc.(2)	123,028	5,848,751
Southwestern Energy Co.(2)	119,156	5,120,133

		$69,429,461

Pharmaceuticals — 2.1%
Shire PLC ADR	83,351	$7,259,872
Watson Pharmaceuticals, Inc.(2)	106,313	5,954,591

		$13,214,463

Road & Rail — 1.0%
Kansas City Southern(2)	112,904	$6,147,623

		$6,147,623

Semiconductors & Semiconductor Equipment — 2.9%
Atheros Communications, Inc.(2)	193,236	$8,627,987
Broadcom Corp., Class A	57,015	2,245,251
Cypress Semiconductor Corp.(2)	401,143	7,774,151

		$18,647,389

Software — 6.1%
Microsoft Corp.	616,468	$15,633,628
Oracle Corp.	406,475	13,564,071
salesforce.com, inc.(2)	72,390	9,669,856

		$38,867,555

Security	Shares	Value
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	81,279	$5,333,528
TJX Companies, Inc. (The)	97,327	4,840,072

		$10,173,600

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	68,403	$5,178,107
Warnaco Group, Inc. (The)(2)	118,424	6,772,669

		$11,950,776

Tobacco — 1.6%
Philip Morris International, Inc.	158,307	$10,389,688

		$10,389,688

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A(2)	63,487	$3,289,896

		$3,289,896

Total Common Stocks (identified cost $479,871,255)		$620,506,419

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$25,877	$25,876,581

Total Short-Term Investments (identified cost $25,876,581)		$25,876,581

Total Investments — 101.6% (identified cost $505,747,836)		$646,383,000

Covered Call Options Written — (1.6)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Accenture PLC, Class A	760	$55.00	5/21/11	$(112,100)
Advance Auto Parts, Inc.	485	65.00	4/16/11	(65,475)
Air Products and Chemicals, Inc.	275	90.00	5/21/11	(75,625)
Amazon.com, Inc.	325	195.00	4/16/11	(14,950)
American Express Co.	560	46.00	5/21/11	(65,520)
American Tower Corp., Class A	320	55.00	4/16/11	(3,200)
AmerisourceBergen Corp.	940	38.00	4/16/11	(162,150)
Apache Corp.	210	135.00	4/16/11	(23,835)
Apple, Inc.	545	355.00	5/21/11	(675,800)
Boeing Co. (The)	245	75.00	5/21/11	(47,775)
Broadcom Corp., Class A	285	44.00	5/21/11	(13,965)
Celgene Corp.	425	55.00	5/21/11	(157,250)
Coca-Cola Co. (The)	765	65.00	5/21/11	(176,715)
ConocoPhillips	340	80.00	4/16/11	(51,340)
ConocoPhillips	570	75.00	5/21/11	(347,700)
Corning, Inc.	1,555	23.00	5/21/11	(27,990)
Covidien PLC	385	50.00	4/16/11	(84,700)
Cypress Semiconductor Corp.	1,040	23.00	4/16/11	(2,600)
Danaher Corp.	965	52.50	5/21/11	(135,100)
Danaher Corp.	1,615	52.50	6/18/11	(290,700)
Emerson Electric Co.	980	60.00	5/21/11	(107,800)
Exxon Mobil Corp.	1,555	80.00	4/16/11	(691,975)
Exxon Mobil Corp.	1,020	85.00	5/21/11	(194,310)
Ford Motor Co.	3,970	16.00	6/18/11	(182,620)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Freeport-McMoran Copper & Gold, Inc.	502	$55.00	4/16/11	$(89,356)
Freeport-McMoran Copper & Gold, Inc.	405	57.00	5/21/11	(94,162)
Fresenius Medical Care AG & Co. KGaA ADR	430	60.00	4/16/11	(326,800)
General Electric Co.	1,820	21.00	6/18/11	(89,180)
Goldcorp, Inc.	1,011	49.00	4/16/11	(152,661)
Google, Inc., Class A	220	605.00	5/21/11	(308,000)
Green Mountain Coffee Roasters, Inc.	615	65.00	4/16/11	(117,158)
Green Mountain Coffee Roasters, Inc.	355	70.00	5/21/11	(101,530)
Hess Corp.	285	90.00	4/16/11	(11,970)
Hess Corp.	515	90.00	5/21/11	(96,048)
IMAX Corp.	355	30.00	4/16/11	(80,762)
International Business Machines Corp.	785	155.00	4/16/11	(667,250)
JDS Uniphase Corp.	550	26.00	4/16/11	(1,650)
Johnson Controls, Inc.	1,125	42.00	4/16/11	(67,500)
Juniper Networks, Inc.	925	45.00	4/16/11	(19,887)
Kansas City Southern	585	55.00	6/18/11	(163,800)
Lazard, Ltd., Class A	560	46.00	4/16/11	(2,800)
Lincoln National Corp.	300	32.00	4/16/11	(2,550)
Lincoln National Corp.	505	33.00	4/16/11	(1,262)
Macy’s, Inc.	605	24.00	4/16/11	(55,055)
Macy’s, Inc.	1,015	25.00	4/16/11	(48,212)
Marriott International, Inc., Class A	325	41.00	4/16/11	(812)
McDonald’s Corp.	670	80.00	6/18/11	(37,520)
McGraw-Hill Cos., Inc. (The)	545	39.00	5/21/11	(98,100)
Microsoft Corp.	3,475	26.00	6/18/11	(248,463)
Monsanto Co.	920	75.00	4/16/11	(61,180)
NIKE, Inc., Class B	345	90.00	4/16/11	(690)
Oracle Corp.	2,035	33.00	5/21/11	(276,760)
Peabody Energy Corp.	535	80.00	6/18/11	(94,428)
PepsiCo, Inc.	735	65.00	4/16/11	(29,400)
Philip Morris International, Inc.	795	65.00	5/21/11	(159,000)
PNC Financial Services Group, Inc.	250	67.50	5/21/11	(14,375)
Prudential Financial, Inc.	370	62.50	4/16/11	(25,530)
QUALCOMM, Inc.	880	57.50	5/21/11	(119,680)
Rosetta Resources, Inc.	945	45.00	4/16/11	(321,300)
Rowan Cos., Inc.	1,215	39.00	4/16/11	(662,175)
salesforce.com, inc.	365	145.00	4/16/11	(30,477)
Schlumberger, Ltd.	390	100.00	4/16/11	(9,945)
Schlumberger, Ltd.	685	95.00	5/21/11	(226,050)
Shaw Group, Inc. (The)	2,190	38.00	5/21/11	(229,950)
Shire PLC ADR	420	85.00	4/16/11	(128,100)
Silver Wheaton Corp.	345	46.00	5/21/11	(75,555)
Southwestern Energy Co.	600	44.00	6/18/11	(126,300)
St. Jude Medical, Inc.	880	55.00	5/21/11	(70,400)
Stifel Financial Corp.	280	75.00	4/16/11	(11,200)
Target Corp.	470	57.50	4/16/11	(470)
Tempur-Pedic International, Inc.	835	50.00	4/16/11	(127,338)
Thermo Fisher Scientific, Inc.	405	55.00	6/18/11	(98,213)
TJX Companies, Inc. (The)	490	50.00	5/21/11	(74,725)
United Technologies Corp.	630	85.00	5/21/11	(127,260)
UnitedHealth Group, Inc.	410	45.00	6/18/11	(88,765)
Varian Medical Systems, Inc.	285	75.00	5/21/11	(4,987)
VeriSign, Inc.	665	38.00	4/16/11	(5,985)
VeriSign, Inc.	1,385	37.00	6/18/11	(184,898)
Wal-Mart Stores, Inc.	595	55.00	6/18/11	(18,445)
Warnaco Group, Inc. (The)	535	60.00	5/21/11	(93,625)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Watson Pharmaceuticals, Inc.	535	$60.00	5/21/11	$(46,813)
Wells Fargo & Co.	1,170	34.00	4/16/11	(7,020)

Total Covered Call Options Written (premiums received $8,399,108)				$(10,144,722)

Other Assets, Less Liabilities — 0.0%(4)				$(90,733)

Net Assets — 100.0%				$636,147,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at March 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $3,220.

(4)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$507,706,475

Gross unrealized appreciation	$141,694,690
Gross unrealized depreciation	(3,018,165)

Net unrealized appreciation	$138,676,525

Written call options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	63,115	$12,344,203
Options written	107,610	13,439,995
Options terminated in closing purchase transactions	(69,495)	(11,120,317)
Options exercised	(1,289)	(183,211)
Options expired	(37,733)	(6,081,562)

Outstanding, end of period	62,208	$8,399,108

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $10,144,722.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$620,506,419	$—	$—	$620,506,419

Short-Term Investments	$—	$25,876,581	$—	$25,876,581

Total Investments	$620,506,419	$25,876,581	$—	$646,383,000

Liability Description

Covered Call Options Written	$(10,144,722)	$—	$—	$(10,144,722)

Total	$(10,144,722)	$—	$—	$(10,144,722)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011